Performance Management	Dec. 31, 2025
Symmetry Panoramic US Equity Fund
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: The bar chart and table below provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the past one-year, five-year and since inception periods through December 31, 2024, compared to the returns of a broad-based securities market index. Past performance (before and after taxes) is not an indication of future performance. Performance information is available at no cost by visiting panoramicfunds.com or by calling 1-844-Sym-Fund (844-796-3863).

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the past one-year, five-year and since inception periods through December 31, 2024, compared to the returns of a broad-based securities market index.
Bar Chart [Heading]	Calendar Year Annual Total Returns — Class I Total Annual Return For Calendar Years Ended December 31
Bar Chart Closing [Text Block]
BEST QUARTER	WORST QUARTER
20.29%	(26.48)%
6/30/2020	3/31/2020
Year-to-date performance as of September 30, 2025: 11.98%
Performance Table Heading	Average Annual Total Returns For the Periods Ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).

Performance Availability Website Address [Text]	panoramicfunds.com
Performance Availability Phone [Text]	1-844-Sym-Fund
Symmetry Panoramic US Equity Fund | Class I Shares, Symmetry Panoramic US Equity Fund
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year-to-date performance
Bar Chart, Year to Date Return	11.98%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	BEST QUARTER
Highest Quarterly Return	20.29%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	WORST QUARTER
Lowest Quarterly Return	(26.48%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Symmetry Panoramic International Equity Fund
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: The bar chart and table below provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the past one-year, five-year and since inception periods through December 31, 2024, compared to the returns of a broad-based securities market index. Past performance (before and after taxes) is not an indication of future performance. Performance information is available at no cost by visiting panoramicfunds.com or by calling 1-844-Sym-Fund (844-796-3863).

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the past one-year, five-year and since inception periods through December 31, 2024, compared to the returns of a broad-based securities market index.
Bar Chart [Heading]	Calendar Year Annual Total Returns — Class I Total Annual Return For Calendar Years Ended December 31
Bar Chart Closing [Text Block]
BEST QUARTER	WORST QUARTER
17.03%	(25.89)%
6/30/2020	3/31/2020
Year-to-date performance as of September 30, 2025: 27.40%
Performance Table Heading	Average Annual Total Returns For the Periods Ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).

Performance Availability Website Address [Text]	panoramicfunds.com
Performance Availability Phone [Text]	1-844-Sym-Fund
Symmetry Panoramic International Equity Fund | Class I Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year-to-date performance
Bar Chart, Year to Date Return	27.40%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	BEST QUARTER
Highest Quarterly Return	17.03%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	WORST QUARTER
Lowest Quarterly Return	(25.89%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Symmetry Panoramic Global Equity Fund
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: The bar chart and table below provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the past one-year, five-year and since inception periods through December 31, 2024, compared to the returns of a broad-based securities market index. Past performance (before and after taxes) is not an indication of future performance. Performance information is available at no cost by visiting panoramicfunds.com or by calling 1-844-Sym-Fund (844-796-3863).

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the past one-year, five-year and since inception periods through December 31, 2024, compared to the returns of a broad-based securities market index.
Bar Chart [Heading]	Calendar Year Annual Total Returns — Class I Total Annual Return For Calendar Years Ended December 31
Bar Chart Closing [Text Block]
BEST QUARTER	WORST QUARTER
18.92%	(25.96)%
6/30/2020	3/31/2020
Year-to-date performance as of September 30, 2025: 17.07%
Performance Table Heading	Average Annual Total Returns For the Periods Ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).

Performance Availability Website Address [Text]	panoramicfunds.com
Performance Availability Phone [Text]	1-844-Sym-Fund
Symmetry Panoramic Global Equity Fund | Class I Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year-to-date performance
Bar Chart, Year to Date Return	17.07%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	BEST QUARTER
Highest Quarterly Return	18.92%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	WORST QUARTER
Lowest Quarterly Return	(25.96%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Symmetry Panoramic Tax Managed Global Equity Fund
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: The bar chart and table below provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the past one-year, five-year and since inception periods through December 31, 2024, compared to the returns of a broad-based securities market index. Past performance (before and after taxes) is not an indication of future performance. Performance information is available at no cost by visiting panoramicfunds.com or by calling 1-844-Sym-Fund (844-796-3863).

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the past one-year, five-year and since inception periods through December 31, 2024, compared to the returns of a broad-based securities market index.
Bar Chart [Heading]	Calendar Year Annual Total Returns — Class I Total Annual Return For Calendar Years Ended December 31
Bar Chart Closing [Text Block]
BEST QUARTER	WORST QUARTER
18.43%	(25.91)%
6/30/2020	3/31/2020
Year-to-date performance as of September 30, 2025: 18.62%
Performance Table Heading	Average Annual Total Returns For the Periods Ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).

Performance Availability Website Address [Text]	panoramicfunds.com
Performance Availability Phone [Text]	1-844-Sym-Fund
Symmetry Panoramic Tax Managed Global Equity Fund | Class I Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year-to-date performance
Bar Chart, Year to Date Return	18.62%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	BEST QUARTER
Highest Quarterly Return	18.43%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	WORST QUARTER
Lowest Quarterly Return	(25.91%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Symmetry Panoramic US Systematic Fixed Income Fund
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: The bar chart and table below provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the past one-year, five-year and since inception periods through December 31, 2024, compared to the returns of a broad-based securities market index. Past performance (before and after taxes) is not an indication of future performance. Performance information is available at no cost by visiting panoramicfunds.com or by calling 1-844-Sym-Fund (844-796-3863).

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the past one-year, five-year and since inception periods through December 31, 2024, compared to the returns of a broad-based securities market index.
Bar Chart [Heading]	Calendar Year Annual Total Returns — Class I Total Annual Return For Calendar Years Ended December 31
Bar Chart Closing [Text Block]
BEST QUARTER	WORST QUARTER
5.11%	(4.72)%
9/30/2024	3/31/2022
Year-to-date performance as of September 30, 2025: 6.16%
Performance Table Heading	Average Annual Total Returns For the Periods Ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).

Performance Availability Website Address [Text]	panoramicfunds.com
Performance Availability Phone [Text]	1-844-Sym-Fund
Symmetry Panoramic US Systematic Fixed Income Fund | Class I Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year-to-date performance
Bar Chart, Year to Date Return	6.16%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	BEST QUARTER
Highest Quarterly Return	5.11%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	WORST QUARTER
Lowest Quarterly Return	(4.72%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Symmetry Panoramic Municipal Fixed Income Fund
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: The bar chart and table below provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the past one-year, five-year and since inception periods through December 31, 2024, compared to the returns of a broad-based securities market index. Past performance (before and after taxes) is not an indication of future performance. Performance information is available at no cost by visiting panoramicfunds.com or by calling 1-844-Sym-Fund (844-796-3863).

Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the past one-year, five-year and since inception periods through December 31, 2024, compared to the returns of a broad-based securities market index.
Bar Chart [Heading]	Calendar Year Annual Total Returns — Class I Total Annual Return For Calendar Years Ended December 31
Bar Chart Closing [Text Block]
BEST QUARTER	WORST QUARTER
3.32%	(2.56)%
12/31/2023	3/31/2022
Year-to-date performance as of September 30, 2025: 2.11%
Performance Table Heading	Average Annual Total Returns For the Periods Ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).

Performance Availability Website Address [Text]	panoramicfunds.com
Performance Availability Phone [Text]	1-844-Sym-Fund
Symmetry Panoramic Municipal Fixed Income Fund | Class I Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year-to-date performance
Bar Chart, Year to Date Return	2.11%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	BEST QUARTER
Highest Quarterly Return	3.32%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	WORST QUARTER
Lowest Quarterly Return	(2.56%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Symmetry Panoramic Global Systematic Fixed Income Fund
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: The bar chart and table below provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the past one-year, five year and since inception periods through December 31, 2024, compared to the returns of a broad-based securities market index. Past performance (before and after taxes) is not an indication of future performance. Performance information is available at no cost by visiting panoramicfunds.com or by calling 1-844-Sym-Fund (844-796-3863).

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the past one-year, five year and since inception periods through December 31, 2024, compared to the returns of a broad-based securities market index.
Bar Chart [Heading]	Calendar Year Annual Total Returns — Class I Total Annual Return For Calendar Years Ended December 31
Bar Chart Closing [Text Block]
BEST QUARTER	WORST QUARTER
6.27%	(5.58)%
12/31/2023	3/31/2022
Year-to-date performance as of September 30, 2025: 3.86%
Performance Table Heading	Average Annual Total Returns For the Periods Ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).

Performance Availability Website Address [Text]	panoramicfunds.com
Performance Availability Phone [Text]	1-844-Sym-Fund
Symmetry Panoramic Global Systematic Fixed Income Fund | Class I Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year-to-date performance
Bar Chart, Year to Date Return	3.86%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	BEST QUARTER
Highest Quarterly Return	6.27%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	WORST QUARTER
Lowest Quarterly Return	(5.58%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Symmetry Panoramic Alternatives Fund
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: The bar chart and table below provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the past one-year, five-year and since inception periods through December 31, 2024, compared to the returns of a broad-based securities market index. Past performance (before and after taxes) is not an indication of future performance. Performance information is available at no cost by visiting panoramicfunds.com or by calling 1-844-Sym-Fund (844-796-3863).

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the past one-year, five-year and since inception periods through December 31, 2024, compared to the returns of a broad-based securities market index.
Bar Chart [Heading]	Calendar Year Annual Total Returns — Class I Total Annual Return For Calendar Years Ended December 31
Bar Chart Closing [Text Block]
BEST QUARTER	WORST QUARTER
7.66%	(6.53)%
3/31/2024	3/31/2020
Year-to-date performance as of September 30, 2025: 8.85%
Performance Table Heading	Average Annual Total Returns For the Periods Ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).

Performance Availability Website Address [Text]	panoramicfunds.com
Performance Availability Phone [Text]	1-844-Sym-Fund
Symmetry Panoramic Alternatives Fund | Class I Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year-to-date performance
Bar Chart, Year to Date Return	8.85%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	BEST QUARTER
Highest Quarterly Return	7.66%
Highest Quarterly Return, Date	Mar. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	WORST QUARTER
Lowest Quarterly Return	(6.53%)
Lowest Quarterly Return, Date	Mar. 31, 2020